LEASES (Schedule of Operating ROU Assets and Operating Lease Liabilities) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Operating Leases
Operating lease right-of-use assets	$ 376
Current operating lease liabilities	142
Non-current operating lease liabilities	257
Total operating lease liabilities	$ 398